Ravenswood property sale	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Ravenswood property sale
Ravenswood property sale

On July 27, 2015, we announced the immediate and permanent closure of our Ravenswood, West Virginia aluminum smelter ("Ravenswood") which had been idled since February 2009. The decision to permanently close Ravenswood was based on the inability to secure a competitive power contract for the smelter, compounded by challenging aluminum market conditions largely driven by increased exports of aluminum from China.

In January 2017, we completed our sale of the Ravenswood facility and associated assets for an aggregate purchase price of $15,000 in cash from the buyer.